Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 771,000
Previously Paid Amount	0.00
Total Fee Amount	106.48
Total Offset Amount	0.00
Net Fee	106.48
Narrative - Max Aggregate Offering Price	$ 771,000
Final Prospectus	true